VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS - Net income (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Variable Interest Entity [Line Items]
Revenue	$ 3,249,344	$ 2,002,217	$ 3,087,708
INCOME FROM OPERATIONS	560,142	102,670	1,459,217
Net income	634,103	175,787	1,121,429
TRX ZJ
Variable Interest Entity [Line Items]
Revenue	3,249,344	2,002,217	3,087,708
INCOME FROM OPERATIONS	566,336	102,670	1,459,217
Net income	$ 640,294	$ 175,787	$ 1,121,438